Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
Other Assets Noncurrent [Abstract]
Other Non-Current Assets

13.  Other Non-Current Assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Rental deposits	8,330	7,975	1,222
Non-current portion of prepayments to suppliers and other business related expenses	8,698	1,289	198
Others	2,831	489	75
Total	19,859	9,753	1,495